Basis of preparation and presentation of Consolidated Financial Statements (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
The Company and Basis of Presentation
Interest %	100.00%	100.00%
Somos Sistemas de Ensino S.A ("Somos Sistemas")
The Company and Basis of Presentation
Interest %	100.00%	100.00%
Livraria Livro Fácil Ltda. ("Livro Fácil")
The Company and Basis of Presentation
Interest %	100.00%	100.00%
A & R Comercio e Servicos de Informatica Ltda. [Member]
The Company and Basis of Presentation
Interest %	100.00%	100.00%
Mind Makers Editora Educacional (“Mind Makers”)
The Company and Basis of Presentation
Interest %	100.00%	100.00%
Colégio Anglo São Paulo
The Company and Basis of Presentation
Interest %	100.00%	100.00%
Meritt Informação Educacional Ltda (“Meritt”)
The Company and Basis of Presentation
Interest %	100.00%	100.00%
Sociedade Educacional da Lagoa Ltda (“SEL”)
The Company and Basis of Presentation
Interest %	100.00%
Nota 1000 Serviços Educacionais Ltda ("Redação Nota 1000")
The Company and Basis of Presentation
Interest %	100.00%
EMME – Produções de Materiais em Multimídia Ltda (“EMME”)
The Company and Basis of Presentation
Interest %	100.00%
Editora De Gouges S.A ("De Gouges")
The Company and Basis of Presentation
Interest %	100.00%